Deferred Tax and Income Tax (Details) - Schedule of Roll Forward of Net Deferred Tax - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2022
Schedule of Roll Forward of Net Deferred Tax [Abstract]
Balance at beginning of year
Incorporated through the business combination			1,297,436
Credited to profit & loss			(234,542)
Charged to Other Comprehensive Income			8,913
Balance at year end			$ 1,071,807